Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2024
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

19. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The components of accounts payable and accrued liabilities were:

($ thousands)	December 31, 2024	December 31, 2023
Trade payables	$6,312	$6,303
Accrued payables	45,176	40,429
Accrued interest payable	10,316	13,118
Accounts payable and accrued liabilities	$61,804	$59,850